Acquisitions and divestitures - Henan Longyu Energy Resources (Details) - Henan Longyu $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2019 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Percentage of total outstanding common shares disposed	25.00%
Number of coal mines the entity operates | item	2
Proceeds from sale of assets	$ 156
Impairment loss			$ 163
Reclassification of gain related to the cumulative translation adjustments on to income statements		$ 116